Subsequent Events	3 Months Ended
Mar. 31, 2019
Novopelle Diamond, LLC [Member]
Subsequent Events

Note 8 - Subsequent Events

Effective April 12, 2019, American International Holdings Corp. (“AMIH”) issued 18,000,000 shares of the Company common stock to the members (three individuals) of Novopelle Diamond, LLC (“Novopelle”), a Texas limited company, to acquire 100% of the membership interests of Novopelle. The issuance of these shares represent a change in control of The Company International Holdings Corp. Concurrent with the issuance, Jacob Cohen, Esteban Alexander and Alan Hernandez, representing the three former members of Novopelle, were elected to the board of directors and to the office of Chief Executive Officer, Chief Operating Officer and Chief Marketing officer of the AMIH, respectively.

On June 24th, 2019, the AMIH executed an exclusive license agreement with Novo MedSpa Addison Corp (“Novo Medspa”) providing the AMIH with the exclusive rights to the Novopelle brand and to establish new Novopelle branded MedSpa locations on a worldwide basis (the “Exclusive License”). In consideration for the Exclusive License, AMIH paid Novo MedSpa a one-time cash payment of $40,000 and issued to Novo MedSpa 250,000 shares of the AMIH’s common stock.

Novopelle Diamond, LLC has evaluated all subsequent events from December 31, 2018 through the issuance date of the financial statements for subsequent event disclosure consideration.